20. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Income Tax Reconciliation

	Year ended December 31,		Six months ended December 31,	Year ended June 30,
	2017	2016	2015	2015
	$	$	$	$
Net loss before taxes	(2,736,717)	(2,613,904)	(1,190,414)	(2,200,648)
Statutory tax rate	26.0%	26.0%	26.0%	26.0%
Expected income tax (recovery)	(711,546)	(679,615)	(309,508)	(572,169)
Non-deductible items	84,637	241,475	166,482	237,955
Change in estimates	(768)	(11,699)	-	-
Share issue costs	(2,730)	-	(19,205)	(2,771)
Loss expired	-	-	166,689	84,778
Change in statutory rates and other	(155,379)	-	-	-
Change in deferred tax asset not recognized	785,786	449,839	(4,458)	252,207
	-	-	-	-